Subsequent Events	9 Months Ended
Jan. 01, 2012
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

On January 24, 2012, the Company issued an aggregate of 645,552 shares of common stock pursuant to the net exercise of outstanding warrants issued in October 2004, February 2006 and May 2007.

The Company incorporated a new wholly owned subsidiary, "InvenSense China Ltd.," in Shanghai, China on February 9, 2012.